Employee Benefit Plans and Postretirement Benefits - Cash Flows Related to Total Benefits Expected to be Paid (Detail) $ in Millions	Dec. 31, 2018 USD ($)
Pension
Defined Benefit Plan Disclosure [Line Items]
2019	$ 176
2020	172
2021	173
2022	170
2023	172
2024 - 2028	850
Total	1,713
Healthcare
Defined Benefit Plan Disclosure [Line Items]
2019	35
2020	34
2021	32
2022	32
2023	32
2024 - 2028	156
Total	321
Medicare Part D Reimbursement
Defined Benefit Plan Disclosure [Line Items]
2019	0
2020	0
2021	0
2022	0
2023	0
2024 - 2028	(1)
Total	(1)
Other
Defined Benefit Plan Disclosure [Line Items]
2019	34
2020	34
2021	31
2022	33
2023	30
2024 - 2028	136
Total	$ 298